Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 493,113		R$ (6,567,720)
Derivative financial instruments	1,363,240		1,006,427
Derivative financial instruments	6,753,164		2,880,673
Current derivative financial liabilities	(1,188,743)		(2,760,273)
Non-current derivative financial liabilities	(6,434,548)		(7,694,547)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,104,123		(4,660,846)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(710,040)		(1,843,085)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	99,030		(63,789)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,000		581,000
Fair value in R$	28,442		(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	153,273		138,439
Fair value in R$	99,383		(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,888		39,706
Fair value in R$	(1,638)		10,873
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 5,962,800		$ 6,852,200
Fair value in R$	1,075,688		(4,328,970)
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		252,089		163,941
Fair value in R$	1,285		6,097
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		90,000		581,000
Fair value in R$	28,442		(331,876)
Interest rate swap contract [member] | NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,500
Fair value in R$	(7)
Interest rate swap contract [member] | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,015,371		1,973,705
Fair value in R$	132,462		394,129
Interest rate swap contract [member] | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		10,137,136		8,128,395
Fair value in R$	(788,468)		(825,899)
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,607,213		909,612
Fair value in R$	(25,130)		(776,261)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		660,171		610,171
Fair value in R$	(52,823)		(590,764)
Interest rate swap contract [member] | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				150,961
Fair value in R$			(37,850)
Interest rate swap contract [member] | Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		153,273		138,439
Fair value in R$	99,383		(80,759)
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		5,888		39,706
Fair value in R$	(1,637)		10,873
Interest rate swap contract [member] | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		165,815		165,815
Fair value in R$	(2,687)		(6,440)
Interest rate swap contract [member] | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 2,400,000
Fair value in R$	26,605
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	6,416,177		3,594,291
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,015,371		1,973,705
Fair value in R$	291,321		424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,657,886		8,382,699
Fair value in R$	1,382,291		927,586
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,579,548		4,748,394
Fair value in R$	2,213,625		1,482,759
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600		3,117,625
Fair value in R$	981,679		754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,200,000		1,200,000
Fair value in R$	28,453
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	1,518,808
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(7,126,217)		(5,437,376)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,015,371		1,973,705
Fair value in R$	(158,858)		(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,137,136		8,128,395
Fair value in R$	(2,170,759)		(1,753,485)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,607,213		909,612
Fair value in R$	(2,238,755)		(2,259,020)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	660,171		610,171
Fair value in R$	(1,034,502)		(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	165,815		165,815
Fair value in R$	(31,140)		R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	R$ (1,492,203)